Document and Entity Information	Oct. 21, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Fortive Corp
Amendment Flag	false
Entity Central Index Key	0001659166
Document Type	8-K
Document Period End Date	Oct. 21, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-37654
Entity Tax Identification Number	47-5654583
Entity Address, Address Line One	6920 Seaway Blvd
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	(425)
Local Phone Number	446-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $.01 par value
Trading Symbol	FTV
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.00% Mandatory Convertible Preferred Stock $0.01 par value
Trading Symbol	FTV.PRA
Security Exchange Name	NYSE